PAINEWEBBER AND
MITCHELL HUTCHINS/KIDDER, PEABODY MUTUAL FUNDS

PAINEWEBBER OFFERS A FAMILY OF 22 MUTUAL FUNDS WHICH ENCOMPASS A DIVERSIFIED RANGE OF INVESTMENT GOALS. INVESTORS MAY EXCHANGE THEIR FUND SHARES WITH OTHER FUNDS WITHIN THE FAMILY.

INCOME FUNDS

 PW Global Income Fund
 PW High Income Fund
 PW Investment Grade Income Fund
 PW Low Duration U.S. Government Income Fund
 PW Strategic Income Fund
 PW U.S. Government Income Fund

TAX-FREE INCOME FUNDS
 PW California Tax-Free Income Fund
 PW Municipal High Income Fund
 PW National Tax-Free Income Fund
 PW New York Tax-Free Income Fund

GROWTH FUNDS
 MH/KP Emerging Markets Equity Fund
 MH/KP Small Cap Growth Fund
 PW Capital Appreciation Fund
 PW Global Equity Fund
 PW Growth Fund
 PW Regional Financial Growth Fund
 PW Small Cap Value Fund

GROWTH AND INCOME FUNDS
 MH/KP Asset Allocation Fund
 PW Balanced Fund
 PW Growth and Income Fund
 PW Utility Income Fund
                               ------------------

'c'1995 PAINEWEBBER INCORPORATED

[Logo]
       Recycled
       Paper

            PAINEWEBBER
            MONEY
            MARKET
            FUND

   SEMI-ANNUAL REPORT
   August 31, 1995

--------------------------------------------------------------------------------

                                                                October 15, 1995

Dear Shareholder,

During the six months ended August 31, 1995, the pace of U.S. economic growth slowed, as consumer spending declined significantly from 1994 levels, and markets for new and existing homes were sluggish until the close of the six-month period, despite historically attractive mortgage rates. This slowdown was in response to the Federal Reserve Board's increases in the benchmark Federal Funds rate, the rate banks charge each other for overnight borrowing. After seven short-term interest rate hikes between February 1994 and February 1995, the Federal Reserve Board raised the Federal Funds rate to 6.0%, and effectively doubled short-term interest rates in twelve months.

Besides concerns over the strength of the recovery, news concerning the economy centered around debate over whether inflation was still likely to become a threat and details of efforts in Washington to implement a plan to balance the budget. While the outcome of the budgetary process remains in question, the perception that the Federal Reserve is winning its war against inflation is becoming increasingly widespread. On July 6, 1995, the Federal Reserve cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signals that the Federal Reserve Board believes that inflationary pressures have eased enough to accommodate an adjustment in monetary policy from restrictive toward neutral.

After a 13-month long correction in the wake of the Fed's monetary tightening policy, interest rates trended lower and the bond market rallied from mid-November throughout the first half of 1995. The U.S. stock market has also rallied strongly during 1995, pushing the popular Dow Jones Industrial Average and S&P 500 indices to a string of new highs. The value of the U.S. dollar declined for much of the period, but began to show signs of recovery in August. Although the U.S. economy appears to have been basically flat in the second quarter, the second half of 1995 should show signs of further, albeit slower, growth.

PORTFOLIO REVIEW

PaineWebber Money Market Fund's current yields for Class A, B and D shares for the seven-day period ended August 31, 1995 were 4.38%, 3.91% and 3.88%, respectively. The Fund maintained a weighted average maturity of 21 days as of August 31, 1995.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Going forward, the Fund expects to maintain a neutral weighted average maturity as short-term rates find stability. The Federal Reserve Board appears to have engineered a soft landing and it seems as though the next short-term interest rate move will be another decrease in the Federal Funds rate. However, if inflation becomes problematic, further increases in short-term interest rates could be possible. Investment decisions in the Fund will continue to be dominated by credit quality and liquidity. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Fund's emphasis on security, quality and liquidity.

We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,

FRANK P.L. MINARD                                          DENNIS L. MCCAULEY
FRANK P.L. MINARD                                          DENNIS L. MCCAULEY
Chairman,                                                  Managing Director and Chief Investment
  Mitchell Hutchins Asset Management Inc.                  Officer -- Fixed Income,
                                                             Mitchell Hutchins Asset Management Inc.

SUSAN P. MESSINA
SUSAN P. MESSINA
Senior Vice President,
Taxable Money Funds
  Mitchell Hutchins Asset Management Inc.

--------------------------------------------------------------------------------

PAINEWEBBER MONEY MARKET FUND
--------------------------------------------------------------------------------
Statement of Net Assets
August 31, 1995 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount                                                            Maturity              Interest
  (000)                                                              Dates                Rates               Value
---------                                                    ---------------------  ------------------     -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 16.86%
 $ 1,000    Federal National Mortgage Association..........        09/05/95                5.680*%         $ 1,000,000
     500    Student Loan Marketing Association.............        07/01/96                6.080*              500,000
   8,000    U.S. Treasury Bills............................        09/21/95                5.415@            7,975,933
                                                                                                           -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
    (cost -- $9,475,933)...................................                                                  9,475,933
                                                                                                           -----------
CERTIFICATES OF DEPOSIT -- 5.34%
Yankee -- 5.34%
   1,000    Dai-Ichi Kangyo Bank Ltd. .....................        09/29/95                5.900             1,000,015
   2,000    Fuji Bank Ltd. ................................        09/07/95                5.875             2,000,004
                                                                                                           -----------
TOTAL CERTIFICATES OF DEPOSIT (cost -- $3,000,019).........                                                  3,000,019
                                                                                                           -----------
COMMERCIAL PAPER@ -- 76.21%
Asset - Backed -- 7.09%
   2,000    New Center Asset Trust.........................        09/08/95                5.760             1,997,760
   2,000    Preferred Receivables Funding Corp. ...........        10/05/95                5.770             1,989,101
                                                                                                           -----------
                                                                                                             3,986,861
                                                                                                           -----------
Auto/Truck -- 5.31%
   2,000    Daimler-Benz North America Corp. ..............        09/15/95                5.720             1,995,551
   1,000    Toyota Motor Credit Corp. .....................        11/13/95                6.300               987,225
                                                                                                           -----------
                                                                                                             2,982,776
                                                                                                           -----------
Banking -- 12.44%
   2,000    Abbey National North America...................        09/11/95                5.690             1,996,839
   2,000    BEX America Finance Inc. ......................        09/06/95                5.740             1,998,406
   1,500    Commerzbank U.S. Finance Inc. .................        09/01/95                5.730             1,500,000
   1,500    CREGEM North America Inc. .....................        09/14/95                5.710             1,496,907
                                                                                                           -----------
                                                                                                             6,992,152
                                                                                                           -----------
Broker/Dealer -- 7.08%
   2,000    CS First Boston, Inc. .........................        10/02/95                5.760             1,990,080
   2,000    Merrill Lynch & Co., Inc. .....................        09/25/95                5.730             1,992,360
                                                                                                           -----------
                                                                                                             3,982,440
                                                                                                           -----------
Business Services -- 3.56%
   2,000    PHH Corp. .....................................        09/01/95                5.730             2,000,000
                                                                                                           -----------
Conglomerate -- 1.76%
   1,000    BTR Dunlop Finance Inc. .......................        11/21/95                5.670               987,243
                                                                                                           -----------
Electronics -- 1.78%
   1,000    Siemens Corp. .................................        09/13/95                5.720               998,093
                                                                                                           -----------
Energy -- 3.54%
   2,000    Chevron Oil Finance Co. .......................        09/26/95                5.750             1,992,014
                                                                                                           -----------
Finance-Conduit -- 0.99%
     559    Metlife Funding Inc. ..........................        09/05/95                5.720               558,645
                                                                                                           -----------

PAINEWEBBER MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
 Amount                                                            Maturity              Interest
  (000)                                                              Dates                Rates               Value
---------                                                    ---------------------  ------------------     -----------
COMMERCIAL PAPER@ -- (concluded)
Finance-Consumer -- 10.67%
 $ 2,000    American General Finance Corp. ................        09/07/95                5.730%          $ 1,998,090
   2,000    Household Finance Corp. .......................        09/01/95                5.730             2,000,000
   2,000    Transamerica Finance Corp. ....................        09/01/95                5.740             2,000,000
                                                                                                           -----------
                                                                                                             5,998,090
                                                                                                           -----------
Finance-Diversified -- 7.10%
   2,000    Associates Corp. of North America..............        09/05/95                5.730             1,998,727
   2,000    Sanwa Business Credit Corp. ...................        09/22/95                5.780             1,993,257
                                                                                                           -----------
                                                                                                             3,991,984
                                                                                                           -----------
Finance-Independent -- 1.77%
   1,000    National Rural Utilities Co-op Finance
            Corp. .........................................        09/20/95                5.920               996,876
                                                                                                           -----------
Food & Beverage -- 3.55%
   2,000    Heinz (H.J.) Co. ..............................        09/21/95                5.730             1,993,633
                                                                                                           -----------
Insurance -- 3.55%
   2,000    Prudential Funding Corp. ......................        09/19/95                5.620             1,994,380
                                                                                                           -----------
Metals & Mining -- 2.47%
   1,400    RTZ America Inc. ..............................        10/19/95                5.630             1,389,491
                                                                                                           -----------
Retail-Merchandise -- 3.55%
   2,000    Wal-Mart Stores Inc. ..........................        09/08/95                5.700             1,997,783
                                                                                                           -----------
TOTAL COMMERCIAL PAPER (cost -- $42,842,461)...............                                                 42,842,461

SHORT-TERM CORPORATE OBLIGATIONS -- 3.11%
Food & Beverage -- 2.22%
   1,250    Anheuser-Busch Companies, Inc. ................        09/18/95                4.720             1,249,319
                                                                                                           -----------
Miscellaneous -- 0.89%
     500    Beta Finance Inc. .............................        12/08/95                7.050               500,000
                                                                                                           -----------
TOTAL SHORT-TERM CORPORATE OBLIGATIONS
(cost -- $1,749,319).......................................                                                  1,749,319
                                                                                                           -----------
REPURCHASE AGREEMENT -- 0.27%
     155    Repurchase Agreement dated 08/31/95, with PNC
            Securities Corp., collateralized by $165,000
            U.S. Treasury Notes, 5.00% due 01/31/99;
            proceeds: $155,022 (cost -- $155,000)..........        09/01/95                5.000               155,000
                                                                                                           -----------
TOTAL INVESTMENTS (which approximates cost for federal
  income tax purposes) -- 101.79%..........................
                                                                                                            57,222,732
Liabilities in excess of other assets -- (1.79%)...........
                                                                                                            (1,006,554)
                                                                                                           -----------
NET ASSETS (applicable to 15,406,719; 32,249,990; and
  8,578,674 shares of Class A, Class B, and Class D,
  respectively, each equivalent to $1.00 per
  share) -- 100.00%........................................                                                $56,216,178
                                                                                                           -----------
                                                                                                           -----------

------------

 * Variable Rate Security -- Maturity date reflects earlier of reset date or maturity date. The interest rates shown are the current rates as of August 31, 1995 and reset periodically.

@ Interest rates shown represent yield to maturity for discounted securities.

                      Weighted average maturity -- 21 days

                 See accompanying notes to financial statements

PAINEWEBBER MONEY MARKET FUND
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended August 31, 1995 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest........................................................................................   $2,115,375
                                                                                                       ----------
EXPENSES:
    Investment advisory and administration..........................................................      172,773
    Service fees -- Class A.........................................................................       23,876
    Service and distribution fees -- Class B........................................................      136,914
    Service and distribution fees -- Class D........................................................       50,619
    Legal and audit.................................................................................       39,391
    Transfer agency and service fees................................................................       33,920
    Custody and accounting..........................................................................       28,022
    Reports and notices to shareholders.............................................................       15,556
    State registration fees.........................................................................        7,380
    Directors' fees.................................................................................        5,000
    Other expenses..................................................................................       13,299
                                                                                                       ----------
                                                                                                          526,750
                                                                                                       ----------
NET INVESTMENT INCOME...............................................................................    1,588,625
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS.....................................................        2,465
                                                                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................   $1,591,090
                                                                                                       ----------
                                                                                                       ----------

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               For the
                                                                             Six Months
                                                                                Ended              For the
                                                                           August 31, 1995       Year Ended
                                                                             (unaudited)      February 28, 1995
                                                                           ---------------    -----------------
FROM OPERATIONS:
    Net investment income...............................................     $ 1,588,625         $ 3,802,358
    Net realized gains (losses) from investment transactions............           2,465              (6,398)
                                                                           ---------------    -----------------
    Net increase in net assets resulting from operations................       1,591,090           3,795,960
                                                                           ---------------    -----------------
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income -- Class A....................................        (472,015)         (1,257,492)
    Net investment income -- Class B....................................        (811,300)         (1,465,996)
    Net investment income -- Class D....................................        (305,310)         (1,078,870)
                                                                           ---------------    -----------------
                                                                              (1,588,625)         (3,802,358)
                                                                           ---------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS...     (20,088,558)         42,855,410
                                                                           ---------------    -----------------
Net increase (decrease) in net assets...................................     (20,086,093)         42,849,012
NET ASSETS:
    Beginning of period.................................................      76,302,271          33,453,259
                                                                           ---------------    -----------------
    End of period.......................................................     $56,216,178         $76,302,271
                                                                           ---------------    -----------------
                                                                           ---------------    -----------------

                 See accompanying notes to financial statements

PAINEWEBBER MONEY MARKET FUND
--------------------------------------------------------------------------------
Notes to Financial Statements -- (unaudited)
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Master Series, Inc. ('Master Series') was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified series investment company which currently offers two series of shares: PaineWebber Money Market Fund ('Fund') and PaineWebber Balanced Fund. The financial statements for PaineWebber Balanced Fund are not included herein.

Organizational Matters -- Prior to commencing its operations, the Fund had no activities other than organizational matters and activities related to the initial public offering and the issuance, at net asset value, of one Class B share of the Fund to PaineWebber Incorporated ('PaineWebber').

The Fund offers Class A, Class B and Class D shares. Each class represents interest in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing distribution charges and certain transfer agency expenses. In addition, Class B shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other PaineWebber mutual funds.

Valuation and Accounting for Investments -- Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Repurchase Agreements -- The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned subsidiary of PaineWebber and investment adviser and administrator of the Fund.

Net Investment Income -- Income and expenses (excluding class-specific expenses) are allocated proportionately to each class of shares based upon the relative net asset value of dividend-eligible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

PAINEWEBBER MONEY MARKET FUND
--------------------------------------------------------------------------------
Notes to Financial Statements --  (continued)
--------------------------------------------------------------------------------

Federal Tax Status -- The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. At February 28, 1995, the Fund had capital loss carryforwards of $21,669 available as reductions, to the extent provided in the regulations, of any future net realized gains, which will expire between February 28, 1999 and February 28, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax classification. Net capital gains, if any, will be distributed at least annually, but the Fund may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

INVESTMENT ADVISER AND ADMINISTRATOR

The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ('Advisory Contract') with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of the Fund's average daily net assets. At August 31, 1995, the Fund owed Mitchell Hutchins $25,848 for investment advisory and administration fees.

In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended August 31, 1995, no reimbursements were required pursuant to the above limitation.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B and Class D shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class D shares. At August 31, 1995, the Fund owed Mitchell Hutchins $31,121 in service and distribution fees.

PAINEWEBBER MONEY MARKET FUND
--------------------------------------------------------------------------------
Notes to Financial Statements --  (concluded)
--------------------------------------------------------------------------------

Mitchell Hutchins also receives the proceeds of the contingent deferred sales charges paid upon certain redemptions of Class B shares. Mitchell Hutchins has informed the Fund that for the six months ended August 31, 1995, it earned $156,109 in contingent deferred sales charges.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Fund's transfer agent. For these services for the six months ended August 31, 1995, PaineWebber earned $9,265 in service fees. At August 31, 1995, the Fund owed PaineWebber $1,391 for such fees.

OTHER LIABILITIES

At August 31, 1995, the amounts payable for Fund shares repurchased and dividends payable aggregated $855,605 and $187,087, respectively.

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion were allocated to the Fund. Transactions in shares of common stock, at $1.00 per share, were as follows:

                                              Class A                       Class B                       Class D
                                    ---------------------------   ---------------------------   ---------------------------
                                      For the                       For the                       For the
                                    Six Months       For the      Six Months       For the      Six Months       For the
                                       Ended       Year Ended        Ended       Year Ended        Ended       Year Ended
                                    August 31,    February 28,    August 31,    February 28,    August 31,    February 28,
                                       1995           1995           1995           1995           1995           1995
                                    -----------   -------------   -----------   -------------   -----------   -------------
Shares sold........................  33,198,458     117,676,115    26,333,652     116,941,605    28,378,633     159,907,120
Shares repurchased................. (39,877,365)   (113,830,133)  (33,231,233)    (86,598,306)  (36,203,738)   (154,003,721)
Shares converted from Class B to
  Class A..........................     640,833       2,107,427      (640,833)     (2,107,427)       --             --
Dividends reinvested in additional
  Fund shares......................     401,365         886,345       649,267       1,069,086       262,403         807,299
                                    -----------   -------------   -----------   -------------   -----------   -------------
Net increase (decrease) in shares
  outstanding......................  (5,636,709)      6,839,754    (6,889,147)     29,304,958    (7,562,702)      6,710,698
                                    -----------   -------------   -----------   -------------   -----------   -------------
                                    -----------   -------------   -----------   -------------   -----------   -------------

PAINEWEBBER MONEY MARKET FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                     Class A
                                                       --------------------------------------------------------------------
                                                         For the
                                                           Six
                                                         Months
                                                          Ended             For the Years Ended            For the Period
                                                       August 31,              February 28,               July 1, 1991`D'
                                                          1995        -------------------------------            to
                                                       (unaudited)     1995       1994         1993      February 29, 1992
                                                       -----------    -------    -------      -------    ------------------

Net asset value,
    beginning of period.............................         $1.00      $1.00      $1.00        $1.00            $1.00
                                                       -----------    -------    -------      -------         --------
Net investment income...............................         0.025      0.037      0.016        0.022            0.026
Dividends from net investment income................        (0.025)    (0.037)    (0.016)      (0.022)          (0.026)
                                                       -----------    -------    -------      -------         --------
Net asset value,
    end of period...................................         $1.00      $1.00      $1.00        $1.00            $1.00
                                                       -----------    -------    -------      -------         --------
                                                       -----------    -------    -------      -------         --------
Total investment return(1)..........................          2.48%      3.95%      1.64%        2.25%            2.47%
                                                       -----------    -------    -------      -------         --------
                                                       -----------    -------    -------      -------         --------
Ratios/supplemental data:
    Net assets, end of period (000's)...............       $15,406    $21,042    $14,204      $11,716           $3,806
    Ratio of expenses to average net assets.........          1.17%*     1.06%      1.72%        1.74%            1.90%*
    Ratio of net investment income to average net
      assets........................................          4.93%*     3.85%      1.70%        2.18%            3.61%*

------------

 * Annualized

 `D' Commencement of issuance of shares.

(1) Total return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results of Class B shares would be lower if sales charges were included. Total return information for periods less than one year is not annualized.

PAINEWEBBER MONEY MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                  Class B                                                  Class D
   -----------------------------------------------------------------    ---------------------------------------------------
   For the                                                               For the
     Six                     For the Years Ended                           Six            For the
    Months     -----------------------------------------------------      Months        Years Ended
    Ended                                                                  Ended     -----------------     For the Period
  August 31,            February 28,         February 29, February 28,   August 31,     February 28,      July 14, 1992'D'
     1995      ----------------------------- -----------  ------------     1995      -----------------          to
  (unaudited)    1995       1994       1993       1992       1991       (unaudited)    1995      1994     February 28, 1993
  ----------    -------    -------    -------    -------    -------     ----------    -------    ------   -----------------


      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00          $1.00      $1.00     $1.00          $1.00
    -------    -------    -------    -------    -------    -------        -------    -------    ------         ------
      0.022      0.032      0.011      0.016      0.039      0.068          0.022       0.033    0.012          0.009
     (0.022)    (0.032)    (0.011)    (0.016)    (0.039)    (0.068)        (0.022)     (0.033)  (0.012)        (0.009)
    -------    -------    -------    -------    -------    -------        -------    -------    ------         ------
      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00          $1.00       $1.00     $1.00          $1.00
    -------    -------    -------    -------    -------    -------        -------     -------    ------         ------
    -------    -------    -------    -------    -------    -------        -------     -------    ------         ------
       2.23%      3.41%      1.12%      1.73%      4.16%      6.98%          2.23%       3.44%     1.19%          0.81%
    -------    -------    -------    -------    -------    -------        -------     -------    ------         ------
    -------    -------    -------    -------    -------    -------        -------     -------    ------         ------
    $32,235    $39,123     $9,819    $15,280    $29,341    $50,842         $8,575     $16,137    $9,430         $2,220
       1.65%*     1.55%      2.25%      2.28%      2.06%      1.40%          1.66%*      1.55%     2.14%          2.14%*
       4.43%*     3.46%      1.16%      1.69%      4.07%      6.82%          4.51%*      3.35%     1.36%          1.67%*

                                         --------------------------------------
                                         DIRECTORS

                                         E. Garrett Bewkes, Jr., Chairman
                                         Meyer Feldberg
                                         George W. Gowen
                                         Frederic V. Malek
                                         Frank P.L. Minard
                                         Judith Davidson Moyers
                                         --------------------------------------
                                         OFFICERS

                                         Margo N. Alexander
                                         President
                                         Victoria E. Schonfeld
                                         Vice President
                                         Dianne E. O'Donnell
                                         Vice President and Secretary

                                         Julian F. Sluyters
                                         Vice President and Treasurer

                                         --------------------------------------
                                         INVESTMENT ADVISER,
                                         ADMINISTRATOR AND
                                         DISTRIBUTOR

                                         Mitchell Hutchins Asset Management Inc.
                                         1285 Avenue of the Americas
                                         New York, New York 10019
                                         --------------------------------------

                                         This report is not to be used in
                                         connection with the offering of shares
                                         of the Fund unless accompanied or
                                         preceded by an effective prospectus.

                                         The financial information included
                                         herein is taken from the records of
                                         the Fund without examination by
                                         independent accountants who do not
                                         express an opinion thereon.

                                         A prospectus containing more complete
                                         information for any of the Funds
                                         listed on the back cover can be
                                         obtained from a PaineWebber investment
                                         executive or correspondent firm. Read
                                         the prospectus carefully before
                                         investing.



                        STATEMENT OF DIFFERENCES

             The copyright symbol shall be expressed as 'c'
             The dagger symbol shall be expressed as 'D'